American Beacon International Equity Index Fund
American Beacon International Equity Index Fund
Investment Objective
The Fund’s investment objective is to match the performance of the Morgan Stanley Capital International EAFE Index (the “MSCI EAFE Index” or “Index”) as closely as possible before the deduction of Fund expenses.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Beacon International Equity Index Fund Institutional Class
Management fees	[1]	0.01%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses	[1]	0.18%
Total annual fund operating expenses	[1]	0.19%
[1]	The fees and expenses and the example shown in the table that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Master International Index Series ("Portfolio") of the Quantitative Master Series LLC.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
American Beacon International Equity Index Fund Institutional Class	19	60	105	241

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund invests all if its investable assets in the Master International Index Series of the Quantitative Master Series LLC, therefore, the portfolio turnover rate is that of the Master International Index Series. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Master International Index Series (“Portfolio”) of the Quantitative Master Series LLC (“Index LLC”). The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term “Fund” includes the Portfolio.

The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The MSCI EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside of North America. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country’s relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index’s performance.

The Portfolio will be substantially invested in securities in the Index, and under normal circumstances will invest at least 80% of its assets in securities or other financial instruments or portions thereof, which are components of, or have economic characteristics similar to, the securities included in the Index. The Fund is also a non-diversified fund.

The Portfolio invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. Equity securities include common stock, preferred stock and securities or other instruments whose price is linked to the value of common stock. The Portfolio will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Portfolio may not, however, invest in all of the companies within a country, represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. Instead, using a statistical sampling technique, the Portfolio may invest in a sample of equity securities included in the MSCI EAFE Index and in derivative instruments that correlate with components of the MSCI EAFE Index as a whole. The Portfolio aims to create a portfolio that approximates the performance of the MSCI EAFE Index with fewer transaction costs than would be incurred through full replication.

In addition, the Portfolio may at times invest a significant portion of its assets in options or futures contracts linked to the performance of the Index. These derivatives allow the Portfolio to increase or decrease exposure to the Index quickly and at less cost than buying or selling stocks. The Portfolio may invest in options, futures and other derivative investments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Portfolio may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the Index. The Portfolio may use derivatives for hedging purposes, including anticipatory hedges, and to seek to enhance returns. The Portfolio may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Portfolio has received or anticipates receiving a dividend or distribution. The Portfolio may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Portfolio is denominated or by purchasing a currency in which the Portfolio anticipates acquiring a portfolio position in the near future. The Portfolio may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

The Portfolio is not required to use hedging and may choose not to do so. The Portfolio may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks
There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Currency Risk

If the Portfolio invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases the Portfolio may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Portfolio may not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk and have the potential for losses in excess of the principal amount invested. Derivatives may be illiquid and may be more volatile than other types of investments. The Portfolio may buy derivatives not traded on an exchange which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counterparty credit risk, which is the risk that a counterparty to a derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. As a result the Portfolio may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. In addition, the Portfolio’s investments in derivatives are subject to the following risks:

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Futures and Forward Contracts.  There may be an imperfect correlation between the changes in market value of the securities held by the Portfolio and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

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Hedging Risk.  If the Portfolio uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Portfolio’s return, or create a loss.

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Options.  There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

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Swap Agreements.  Swaps are subject to counterparty risk. Credit default swaps, including credit default swaps on baskets of securities (such as the CDX indices), are subject to credit risk on the underlying investment. Equity swaps are subject to market risk. Total return swaps may be subject to credit risk and market risk. Currency swaps are subject to currency risk and also involve exchange risk on principal and therefore are subject to credit risk.

Equity Investments Risk

Equity securities generally are subject to market risk. The Portfolio’s investments in equity securities may include common stock, preferred stock, securities convertible into common stock and real estate investment trusts (“REITs”). Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly or indirectly relating to that company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, preferred stock and convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the preferred stock and/or convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

European Economic Risk

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Large Capitalization Companies Risk

Because the S&P 500 Index includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued of large capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and may be unable to attain high growth rates during strong economic periods.

Market Risk

Since this Portfolio invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Portfolio’s investments in stocks of a particular country will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions of that country. From time to time, certain securities held by the Portfolio may have limited marketability and may be difficult to sell at favorable times or prices. If the Portfolio is forced to sell such securities to meet redemption requests or other cash needs, the Portfolio may have to sell them at a loss.

Master/Feeder Structure Risk

Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Master Portfolio with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio.

Non-Diversification Risk

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Passive Strategy/Index Risk

The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Securities Lending Risk

To the extent the Portfolio lends its securities, it may be subject to the following risks. Borrowers of the Portfolio’s securities typically provide collateral in the form of securities issued or guaranteed by the U.S. Government or cash that is reinvested in securities. The securities received as collateral or the securities in which cash collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Short Sale Risk

Short sales may involve the potential loss of more money than the actual cost of the investment. Third parties to a short sale may fail to honor the contract terms, causing a loss to the Portfolio.

Tracking Error Risk

The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. Other factors that may affect the Portfolio’s ability to match the return of the Index include a temporary lack of liquidity in the markets for the securities held by the Portfolio, the different closing times of international and U.S. markets, and different valuation methodologies employed by the Portfolio and the Index. In addition, the return on the sample of stocks purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return on the Index. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper International Large-Cap Core Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest Quarterly Return: (1/1/03 through 12/31/12)	25.20% (2nd Quarter 2009)
Lowest Quarterly Return: (1/1/03 through 12/31/12)	-20.10% (3rd Quarter 2011)

Calendar year total returns for Institutional Class shares

Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns American Beacon International Equity Index Fund		1 Year	5 Years	10 Years	Inception Date
Institutional Class	[1]	18.71%	(3.51%)	8.29%	Jul. 31, 2000
After Taxes on Distributions Institutional Class	[1]	18.26%	(3.93%)	1.96%
After Taxes on Distributions and Sales Institutional Class	[1]	12.76%	(3.01%)	1.98%
MCSI EAFE Index	[1]	17.32%	(3.69%)	8.21%
Lipper International Large-Cap Core Funds Index	[1]	18.75%	(3.93%)	6.72%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.